Loans and Borrowings - Disclosure of Detailed Information About changes in Loans And Borrowings Arising From Investing And Financing Activities (Parantheticals) (Detail) - USD ($) $ in Thousands			12 Months Ended
	Sep. 27, 2019	Apr. 11, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About changes in Loans And Borrowings [Line Items]
Proceeds from borrowings			$ 189,661	$ 192,000
Aurizona Construction Facility [Member]
Disclosure Of Detailed Information About changes in Loans And Borrowings [Line Items]
Proceeds from borrowings			10,000	60,000
Mesquite Acquisition Facility [Member]
Disclosure Of Detailed Information About changes in Loans And Borrowings [Line Items]
Proceeds from borrowings				120,000
Standby Loan [member]
Disclosure Of Detailed Information About changes in Loans And Borrowings [Line Items]
Proceeds from borrowings				$ 12,000
Short-term Loan [Member]
Disclosure Of Detailed Information About changes in Loans And Borrowings [Line Items]
Proceeds from borrowings		$ 20,000
Revolving Credit Facility [member]
Disclosure Of Detailed Information About changes in Loans And Borrowings [Line Items]
Proceeds from borrowings	$ 20,000		$ 20,000